Commitments and Contingencies - Financial instruments with off-Balance Sheet credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments To Extend Credit | Credit card
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 4,889,694	$ 4,468,481
Commitments To Extend Credit | Commercial and construction lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	3,205,306	2,751,390
Commitments To Extend Credit | Other consumer unused credit commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	262,516	254,491
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	2,629	2,695
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	75,186	26,479
Commitments to originate or fund mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 96,653	$ 22,629